Prepaid Expenses and Prepaid Subscriber Travel (Tables)	12 Months Ended
Dec. 31, 2021
Inspirato LLC
Schedule of prepaid expenses

	December 31,
	2020	2021

	(in thousands)
Property operations	$2,797	$5,136
Software	2,185	2,979
Rent	633	1,094
Operating supplies	243	1,372
Insurance	253	520
Total	$6,111	$11,101